CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 2,786	$ 2,832	$ 8,338	$ 15,478	$ 55,998	$ 65,869
Cost of revenue	1,393	1,765	4,357	9,132	33,572	40,157
Gross profit	1,393	1,067	3,981	6,346	22,426	25,712
Operating expenses:
Advertising and marketing	17	29	22	62	95	80
Research and development	(216)	815	362	3,027	3,848	5,757
General and administrative	924	(102)	3,412	2,640	6,933	8,678
Payroll and payroll taxes	1,240	2,292	4,359	7,365	13,836	12,017
Professional fees	511	1,056	2,196	3,351	4,372	7,076
Stock compensation expense	133	136	629	542	624	1,853
Depreciation and amortization	(12)	505	229	1,504	2,264	2,553
Impairment of goodwill	0	0	0	6,675	6,675	0
Impairment of intangible assets	(330)	0	758	0	3,028	0
Restructuring charges	937	0	1,510	1,636	1,636	0
Total operating expenses	3,204	4,731	13,477	26,802	43,311	38,014
Loss from operations	(1,811)	(3,664)	(9,496)	(20,456)	(20,885)	(12,302)
Other income (expense):
Interest expense	(32)	(345)	(1,785)	(497)	(862)	(3,340)
Accretion of debt discount	0	(273)	(150)	(1,978)	(2,258)	(13,134)
Changes in fair value of derivative liability	0	0	0	14	14	6,544
Derecognition expense on conversion of convertible debt	0	0	176	(69)	(600)	(25,035)
Legal settlements expense	(155)	(1,598)	(155)	(1,598)	(2,064)	(4,142)
Gain on sale of property and equipment			(4)	0	0	1,069
Other (expense) income	45	48	71	147	970	(2,472)
Total other expense, net	(142)	(2,168)	(1,843)	(3,981)	(4,800)	(40,510)
Loss from continuing operations before income taxes	(1,953)	(5,832)	(11,339)	(24,437)	(25,685)	(52,812)
Provision for income taxes	0	450	305	616	1,140	289
Net loss from continuing operations	(1,953)	(6,282)	(11,644)	(25,053)
Income (Loss) from discontinued operations, net of tax	0	1,108	(1,472)	5,079
Net loss	(1,953)	(5,174)	(13,116)	(19,974)	(26,825)	(53,101)
Comprehensive income statement:
Foreign currency translation gain (loss)	0	1,338	1,250	719	(1,652)	44
Total comprehensive loss	$ (1,953)	$ (3,836)	$ (11,866)	$ (19,255)	$ (28,477)	$ (53,057)
Net loss per share:
Basic net loss per share (in Dollars per share)	$ (0.07)	$ (0.76)	$ (0.83)	$ (3.12)	$ (4.01)	$ (10.11)
Diluted net loss per share (in Dollars per share)	$ (0.07)	$ (0.76)	$ (0.78)	$ (3.12)
Weighted average number of common shares outstanding:
Basic weighted average number of common shares outstanding (in Shares)	28,546,842	6,812,248	15,812,318	6,408,993	6,694,165	5,251,852
Diluted weighted average number of common shares outstanding (in Shares)	29,797,041	6,812,248	16,767,263	6,408,993